Logo: Liberty

                     LIBERTY INTERMEDIATE BOND FUND, CLASS A

                        Stein Roe Intermediate Bond Fund


                                Semiannual Report
                                December 31, 2000

Contents
-----------------------------------------------------------------------------------


Performance.....................................................................  1
   How the Liberty Intermediate Bond Fund, Class A has done over time

Questions & Answers.............................................................  2
   Interview with the portfolio manager and summary of investment activity

Portfolio of Investments........................................................  3
   A complete list of investments with market values

Financial Statements............................................................  8
   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements................................................... 14

Financial Highlights............................................................ 17
   Selected per-share data




                Must be preceded or accompanied by a prospectus.

Fund Performance
--------------------------------------------------------------------------------


To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual total return percentage or the growth of a hypothetical $10,000 investment. Below, we compare Liberty Intermediate Bond Fund, Class A with its benchmark. The performance figures include changes in the Fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the profits the fund earns when fixed-income securities grow in value).

              SIX-MONTH CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS
                         PERIOD ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------

                                                                         6 Months       1 Year         5 Years      10 Years
---------------------------------------------------------------------------------------------------------------------------------
LIBERTY INTERMEDIATE BOND FUND, CLASS A
  WITHOUT SALES CHARGE                                                     6.76%        10.59%          6.37%          7.69%
LIBERTY INTERMEDIATE BOND FUND, CLASS A
  WITH SALES CHARGE                                                        1.68%         5.34%          5.33%          7.17%
Lehman Brothers Intermediate Government/Corporate
  Bond Index                                                               6.68%        10.12%          6.11%          7.36%

Growth of a $10,000 investment for the 10 years ended December 31, 2000
---------------------------------------------------------------------------------------------------------------------------------

Liberty Intermediate Bond Fund, Class A

                                                                 Lehman Brothers
                                                                    Intermediate
                                                                     Government/
                         Fund without            Fund with             Corporate
                         sales charge         sales charge            Bond Index
12/31/90                        10000                 9525                 10000
12/31/91                        11510                10963.3               11460
12/31/92                        12395                11806.4               12282
12/31/93                        13532                12889                 13363
12/31/94                        13184                12557.8               13105
12/31/95                        15399                14667.5               15111
12/31/96                        16095                15330.4               15724
12/31/97                        17590                16754.6               16960
12/31/98                        18719                17830.3               18387
12/31/99                        18957                18056.7               18458
12/31/00                        20978                19988                 20346



PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares. Liberty Intermediate Bond Fund Class A shares (newer class shares) performance includes returns of the Fund's Class S shares for periods prior to the July 31, 2000 inception of the newer class shares. These Class S share returns are not restated to reflect any expense differential between Class S shares and the newer class shares. Had the expense differential been reflected, the returns for period prior to the inception of the newer class shares would have been lower. This graph compares the performance of the Liberty Intermediate Bond Fund to the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged group of investment-grade bonds not associated with any Liberty Fund. Unlike mutual funds, it is not possible to invest directly in an index.

Questions & Answers
--------------------------------------------------------------------------------

AN INTERVIEW WITH MIKE KENNEDY, PORTFOLIO MANAGER OF
LIBERTY INTERMEDIATE BOND FUND, CLASS A AND SR&F INTERMEDIATE BOND PORTFOLIO


--------------------------------------------------------------------------------
                                    FUND DATA
   INVESTMENT OBJECTIVE:

   Seeks its total return by pursuing current income and opportunities for capital preservation. The Fund invests all of its assets in SR&F Intermediate Bond Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in a diversified portfolio of marketable debt securities. The dollar-weighted average life of its portfolio is expected to be between three and 10 years.
--------------------------------------------------------------------------------


Q: HOW DID THE FUND PERFORM DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2000?

KENNEDY: The Liberty Intermediate Bond Fund, Class A returned 6.76% without a sales charge for the six-month period ended December 31, 2000. This return was slightly above the return of the Fund's benchmark, the Lehman Brothers Intermediate Government/Corporate Bond Index, which returned 6.68% for the same period. The Fund also outperformed its Lipper peer group average, which posted a 6.46% return during the period.

Q: HOW HAS THE INVESTMENT ENVIRONMENT CHANGED SINCE THE END OF THE LAST FISCAL YEAR?

KENNEDY: In recent months, the bond market has become increasingly sensitive to individual credit problems. Much like equity securities, corporate bond prices have begun to drop dramatically in response to quarterly earnings shortfalls and other events. This has had a negative impact on the investment-grade corporate bond market as well as the high-yield market.

Q: WHAT STRATEGIES DID YOU EMPLOY DURING THE PERIOD?

KENNEDY: We increased the average credit quality of our corporate bond holdings during the period, in an effort to limit our exposure to the troubled high-yield sector. Unfortunately, our overweighted position in investment grade corporate bonds did not help performance, as this sector saw extremely weak returns during the period relative to Treasury securities.

Q: WHAT IS YOUR OUTLOOK FOR THE MONTHS AHEAD?

KENNEDY: Our outlook for the remainder of the fiscal year is quite optimistic. We feel that current market prices have been discounted to reflect the risk of a recession, providing an excellent opportunity for investors who are willing to take credit risk. We anticipate the Federal Reserve Board will continue its easing of interest rates during the first half of the year, which would provide badly needed liquidity in the bond market. We believe the Fund is well positioned for this environment.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return includes changes in share price and reinvestment of income and capital gains distributions. Portfolio holdings are as of 12/31/00, and are subject to change.

Investing in high-yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged group of bonds that vary in quality; it is not available for direct investment.

Source of Lipper data: Lipper, Inc.

SR&F Intermediate Bond Portfolio
--------------------------------------------------------------------------------

Portfolio of Investments at December 31, 2000 (Unaudited)
(All amounts in thousands)


BONDS & NOTES - 97.4%
CORPORATE FIXED INCOME BONDS & NOTES - 72.4%                                                                  Par           Value
-----------------------------------------------------------------------------------------------------------------------------------

FINANCE, INSURANCE & REAL ESTATE - 19.5%
   DEPOSITORY INSTITUTIONS - 4.6%
   Citicorp., 8.040% 12/15/2019 (a)..............................................................         $ 9,000     $     9,146
   GS Escrow Corp., 7.000% 08/01/03..............................................................           3,000           2,888
   Merita Bank Ltd., 7.150% 09/11/49 (a).........................................................           5,400           5,392
   Sovereign Bancorp, Inc., 10.500% 11/15/06.....................................................           2,750           2,667
                                                                                                                      -----------
                                                                                                                           20,093
   FINANCIAL SERVICES - 4.6%
   LaBranche & Co., Inc., 12.000% 3/1/2007.......................................................           3,300           3,465
   TPSA Finance BV, 7.750% 12/10/2008 (a)........................................................           6,000           5,740
   Unicredito Italian Capital Trust, 9.200% 10/29/49 (a).........................................           5,000           5,108
   Zurich Capital Trust, 8.376% 6/1/2037 (a).....................................................           6,130           5,975
                                                                                                                      -----------
                                                                                                                           20,288
   HOLDING & OTHER INVESTMENT OFFICES - 4.5%
   Applied Global Finance Ltd., 9.727% 10/04/01..................................................           1,000           1,030
   Federal Realty Investment Trust, 6.625% 12/01/05..............................................           2,750           2,626
   First Industrial, L.P., 7.600% 07/15/28.......................................................           1,250           1,095
   HSBC Holdings plc:
     9.547% 12/31/2049 (a).......................................................................           4,500           4,945
     10.176% 12/31/2049 (a)......................................................................           5,000           5,765
   Meditrust Cos., 7.820% 09/10/26...............................................................           1,700           1,394
   SUSA Partnership, L.P., 7.125% 11/01/03.......................................................           3,250           3,228
                                                                                                                      -----------
                                                                                                                           20,083
   INSURANCE CARRIERS - 2.2%
   Florida Windstorm Underwriting Assoc., 7.125% 2/25/2019 (a)...................................           2,375           2,277
   Prudential Insurance Co. of America, 7.650% 7/1/2007 (a)......................................           7,250           7,401
                                                                                                                      -----------
                                                                                                                            9,678
   NONDEPOSITORY CREDIT INSTITUTIONS - 1.9%
   Countrywide Home Loans, Inc., 6.850% 06/15/04.................................................           5,000           4,988
   KBC Bank Fund Trust III, 9.860% 11/29/2049 (a)................................................           3,000           3,226
                                                                                                                      -----------
                                                                                                                            8,214
   SECURITY BROKERS & DEALERS - 1.7%
   Broad Index Secured Trust Offering, Series 1997 1A, Class B, 9.500% 12/31/2002................           3,000           2,674
   Diversified REIT Trust, Series 1999-1A, Class C, 6.780% 3/18/2011 (a).........................           5,000           4,845
                                                                                                                      -----------
                                                                                                                            7,519
MANUFACTURING - 12.6%
   CHEMICALS & ALLIED PRODUCTS - 1.1%
   Eastman Chemical Co., 7.625% 06/15/24.........................................................           5,000           4,995
                                                                                                                      -----------

   ELECTRONIC & ELECTRICAL EQUIPMENT - 2.3%
   Citizens Utilities Co., 7.000% 11/01/25.......................................................           6,500           5,083
   Raytheon Co., 8.300% 3/1/2010.................................................................           4,475           4,872
                                                                                                                      -----------
                                                                                                                            9,955
   MACHINERY & COMPUTER EQUIPMENT - 1.4%
   Baker Hughes, Inc., 6.875% 1/15/2029..........................................................           6,250           6,018
                                                                                                                      -----------

   MEASURING & ANALYZING INSTRUMENTS - 1.2%
   UnitedHealthcare Group, 7.500% 11/15/05.......................................................           5,295           5,438
                                                                                                                      -----------

                                        3

SR&F Intermediate Bond Portfolio Continued
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Par           Value
-----------------------------------------------------------------------------------------------------------------------------------

MANUFACTURING - CONT.
   MISCELLANEOUS MANUFACTURING - 3.1%
   PDVSA Finance Ltd., Series 1-A, 7.400% 08/15/16...............................................         $ 2,500     $     1,991
   Spear Leeds & Kellogg L.P., 8.250% 08/15/05 (a)...............................................           6,000           6,409
   UBS Preferred Funding Trust I, 8.622% 12/31/49................................................           5,000           5,248
                                                                                                                      -----------
                                                                                                                           13,648
   PRINTING & PUBLISHING - 1.6%
   Viacom, Inc.:
     7.700% 07/30/10.............................................................................           4,600           4,828
     7.875% 07/30/30.............................................................................           2,000           2,058
                                                                                                                      -----------
                                                                                                                            6,886
   RUBBER & PLASTIC - 0.8%
   Burlington North Santa Fe, 7.125% 12/15/10....................................................           3,500           3,568
                                                                                                                      -----------

   TOBACCO PRODUCTS - 1.1%
   UST, Inc., 8.800% 03/15/05....................................................................           5,000          4,995
                                                                                                                      -----------

MINING & ENERGY - 7.4%
   METAL MINING - 1.0%
   Freeport-McMoran Copper & Gold, Inc., 7.500% 11/15/06.........................................           2,700           1,566
   PT Alatief Freeport Financial Corp., 9.750% 04/15/01..........................................           2,900           2,726
                                                                                                                      -----------
                                                                                                                            4,292
   OIL & GAS EXTRACTION - 5.2%
   Gulf Canada Resources Ltd., 8.375% 11/15/05...................................................           5,000           5,243
   Noble Drilling Corp., 7.500% 03/15/19.........................................................           5,310           5,349
   Pemex Project Funding Master Trust, 9.125% 10/13/10 (a).......................................           2,250           2,233
   YPF SA:
     7.500% 10/26/02.............................................................................           1,738           1,731
     10.000% 11/02/28............................................................................           2,000           2,056
   Yosemite Securities Trust I, 8.250% 11/15/2004 (a)............................................           6,000           6,212
                                                                                                                      -----------
                                                                                                                           22,824
   OIL & GAS FIELD SERVICES - 1.2%
   Tosco Corp., 8.125% 2/15/2030.................................................................           4,900           5,264
                                                                                                                      -----------

RETAIL TRADE - 6.5%
   GENERAL MERCHANDISE STORES - 1.8%
   Buhrmann US, Inc., 12.250% 11/01/09...........................................................           3,000           3,000
   The May Department Stores Co., 7.900% 10/15/07................................................           5,000           5,166
                                                                                                                      -----------
                                                                                                                            8,166
   MISCELLANEOUS RETAIL - 4.7%
   Koninklijke KPN NV, 7.500% 10/01/05...........................................................           4,250           4,121
   MMI Capital Trust I, 7.625% 12/15/27..........................................................           5,415           4,721
   Price/Costco, Inc., 7.125% 06/15/05...........................................................           5,250           5,392
   Royal & Sun Alliance Insurance Group plc, 8.950% 10/15/2029 (a)...............................           6,375           6,437
                                                                                                                      -----------
                                                                                                                           20,671
SERVICES - 6.2%
   AMUSEMENT & RECREATION - 0.7%
   Prime Hospitality Corp., 9.250% 01/15/06......................................................           2,950           2,957
                                                                                                                      -----------

   BUSINESS SERVICES - 0.7%
   FedEx Corp., Series A1, 7.530% 09/23/06.......................................................           3,111           3,180
                                                                                                                      -----------

                                       4

SR&F Intermediate Bond Portfolio Continued
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Par           Value
-----------------------------------------------------------------------------------------------------------------------------------

SERVICES - CONT.
   HEALTH SERVICES - 2.0%
   HCA-The Healthcare Co., 8.750% 09/01/10.......................................................         $ 4,600     $     4,842
   Tenet Healthcare Corp., 7.875% 01/15/03.......................................................           4,000           4,020
                                                                                                                      -----------
                                                                                                                            8,862
   HOTELS, CAMPS & LODGING - 2.8%
   MGM Mirage, Inc., 8.500% 09/15/10.............................................................           7,000           7,221
   Marriott International, Inc., 7.875% 09/15/09.................................................           5,000           5,211
                                                                                                                      -----------
                                                                                                                           12,432
TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY SERVICES - 19.3%
   AIR TRANSPORTATION - 5.1%
   Air 2 US, 8.027% 10/01/19 (a).................................................................           5,338           5,570
   Delta Air Lines, Inc.:
     7.570% 11/18/10.............................................................................           4,250           4,406
     7.779% 11/18/05.............................................................................           6,250           6,469
   United Airlines, Inc.:
     7.783% 01/01/14.............................................................................           3,000           3,142
     9.200% 03/22/08.............................................................................           2,763           3,018
                                                                                                                      -----------
                                                                                                                           22,605
   CABLE - 2.1%
   CSC Holdings, Inc., 7.875% 02/15/18...........................................................           4,250           3,993
   Marconi Corp. plc, 8.375% 09/15/30............................................................           6,000           5,468
                                                                                                                      -----------
                                                                                                                            9,461
   COMMUNICATIONS - 0.7%
   PDVSA Finance Ltd., Series 1999 F, 8.750% 02/15/04............................................           2,849           2,863
                                                                                                                      -----------

   ELECTRIC, GAS & SANITARY SERVICES - 0.6%
   CMS Energy Corp., 9.875% 10/15/07.............................................................           2,500           2,613
                                                                                                                      -----------

   ELECTRIC SERVICES - 6.5%
   AES Eastern Energy, L.P., 9.670% 01/02/29.....................................................           1,750           1,795
   Endesa-Chile Overseas Co., 8.500% 04/01/09....................................................           6,000           6,101
   Israel Electric Corp., Ltd., 7.750% 03/01/09 (a)..............................................           8,500           8,442
   Niagara Mohawk Power Corp., 8.875% 05/15/07...................................................           8,000           8,691
   Oglethorpe Power Corp., 6.974% 6/30/2011......................................................           3,476           3,458
                                                                                                                       ----------
                                                                                                                           28,487
   TELECOMMUNICATION - 2.7%
   Frontier Corp., 7.250% 05/15/04...............................................................           7,000           6,417
   ING Capital Funding Trust III, 8.439% 12/31/49................................................           5,500           5,591
                                                                                                                       ----------
                                                                                                                           12,008
   TRANSPORTATION SERVICES - 1.6%
   Louisiana-Pacific Corp., 8.500% 08/15/05......................................................           5,000           5,120
   Stagecoach Holdings plc, 8.625% 11/15/09......................................................           2,075           1,943
                                                                                                                      -----------
                                                                                                                            7,063
WHOLESALE TRADE - 0.9%
   NONDURABLE GOODS - 0.9%
   Lilly Del Mar, Inc., 7.717% 08/01/29 (a)......................................................           3,750           3,865
                                                                                                                      -----------

   TOTAL CORPORATE FIXED INCOME BONDS & NOTES
   (cost of $314,903)............................................................................                         318,991
                                                                                                                       ----------
----------------------------------------------------------------------------------------------------------------------------------

                                        5

SR&F Intermediate Bond Portfolio Continued
----------------------------------------------------------------------------------------------------------------------------------


GOVERNMENT OBLIGATIONS - 11.2%                                                                                Par           Value
----------------------------------------------------------------------------------------------------------------------------------

   U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.0%
   Federal Home Loan Mortgage Association, 12.000% 07/01/20......................................         $ 1,216      $    1,369
                                                                                                                       ----------

   Federal National Mortgage Association:
     6.000% 04/01/09-03/01/24....................................................................          14,662          14,488
     6.500% 10/01/28.............................................................................           5,988           5,906
     8.500% 04/01/01.............................................................................              71              73
     9.250% 03/25/18.............................................................................           1,230           1,337
                                                                                                                       ----------
                                                                                                                           21,804
   Government National Mortgage Association:
     6.625% 07/20/2025 ARM.......................................................................           1,115           1,125
     8.000% 02/15/08.............................................................................           1,984           2,051
     9.000% 06/15/16-10/15/16....................................................................             156             162
                                                                                                                       ----------
                                                                                                                            3,338
   U.S. Treasury Notes:
     6.125% 08/15/29 (b).........................................................................           2,200           2,393
     5.750% 11/15/05.............................................................................           2,000           2,065
                                                                                                                       ----------
                                                                                                                            4,458
   FOREIGN GOVERNMENT OBLIGATIONS - 4.2%
   Korea Development Bank, 7.125% 04/22/04.......................................................           3,240           3,206
   Philippines (Rep), 10.625% 03/16/25...........................................................           3,000           2,434
   State of Qatar:
     9.500% 5/21/2009 (a)........................................................................           3,500           3,714
     9.750% 6/15/2030 (a)........................................................................           5,000           5,071
   United Mexican States, 9.875% 02/01/10........................................................           3,500           3,771
                                                                                                                       ----------
                                                                                                                           18,196
TOTAL GOVERNMENT OBLIGATIONS
   (cost of $48,778).............................................................................                          49,165
                                                                                                                       ----------
-----------------------------------------------------------------------------------------------------------------------------------

NONAGENCY MORTGAGE-BACKED SECURITIES & ASSET-BACKED SECURITIES - 13.8%
-----------------------------------------------------------------------------------------------------------------------------------

   ASSET-BACKED SECURITIES - 7.9%
   Asset Securitization Corp., Series 1997-D5, Class A1C, 6.750% 02/14/41........................           6,500           6,598
   Cigna CBO 1996-1 Ltd., Series 1996-1, Class A2, 6.460% 11/15/2008 (a).........................           5,000           5,088
   First Boston Mortgage Securities Corp., Series 1993-H1, Class A-O, 2.108% 09/28/13............           1,168               6
   Green Tree Home Improvement Loan Trust, Series 1994-A, Class A, 7.050% 03/15/14...............             557             548
   JP Morgan Commercial Mortgage Finance Corp., Series 1999-C8, Class A2, 7.400% 07/15/31........          10,000          10,616
   LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B, 6.210% 10/15/08..............          10,000           9,611
   Option One Mortgage Securities Corp., Series 1999-B, Class 2A, 9.660% 03/26/29................           2,574           2,543
                                                                                                                      -----------
                                                                                                                           35,010
   MORTGAGE-BACKED SECURITIES - 5.9%
   American Mortgage Trust, Series 1993-3, 8.190% 09/27/22.......................................           1,261           1,135
   GS Mortgage Securities Corp., Series 1998-3, Class A, 7.750% 09/20/27 (a).....................           5,102           5,185
   Kidder Peabody Acceptance Corp., Series 1994-C3, Class A2, 8.500% 04/01/07....................           2,084           2,193
   Mellon Residential Funding Corp., Series 1998-TBC1, Class A3, 5.610% 10/25/28.................           4,500           4,461
   Merrill Lynch Mortgage Investors, Inc., Series 1995-C3, Class A3, 7.059% 12/26/25.............           4,000           4,108
   Merrill Lynch Trust, Series 20, Class D, 8.000% 12/20/18......................................             945             977
   Nomura Asset Securities Corp., Series 1996-MD5, Class A1B, 7.120% 04/13/36....................           3,000           3,014
   PNC Mortgage Securities Corp., Series 1996-1, Class A5, 7.500% 06/25/26.......................           3,269           3,350
   Structured Asset Securities Corp.:
     Series 1996-CFL, Class X1, 1.525% 02/25/28..................................................          22,930           1,330
     Series 1996-CFL, Class C, 6.525% 02/25/28...................................................              18              18
                                                                                                                      -----------
                                                                                                                           25,771
TOTAL NONAGENCY MORTGAGE-BACKED SECURITIES & ASSET-BACKED SECURITIES
   (cost of $59,964).............................................................................                          60,781
                                                                                                                      -----------
-----------------------------------------------------------------------------------------------------------------------------------


                                       6

SR&F Intermediate Bond Portfolio Continued
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Par           Value
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.7%
UBS Finance Corp. 6.500% (c) 01/02/01 (cost of $3,174)...........................................         $ 3,175     $     3,174
                                                                                                                      -----------
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
(Cost of $426,819) (d)...........................................................................                         432,111
OTHER ASSETS & LIABILITIES, NET - 1.9%...........................................................                           8,457
                                                                                                                      -----------
NET ASSETS - 100.0%..............................................................................                     $   440,568
                                                                                                                      ===========
-----------------------------------------------------------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:
-----------------------------------------------------------------------------------------------------------------------------------

(a) Represents private placement securities issued under Rule 144A, which are exempt from the registration of the Securities Act of 1933. These securities are generally issued to qualified institutional buyers, such as the Portfolio, and any resale by the Portfolio must be an exempt transaction, normally to other qualified institutional investors. At
     December 31, 2000, the aggregate amortized value of the Porfolio's private placement securities was $118,046 which represented 26.8% of net assets.

(b) This security, or a portion thereof, with a total market value of $54,918 is being used to collateralize short futures contracts.

(c)  Rate represents yield at time of purchase.

(d) At December 31, 2000, the cost of investments for federal tax and book purposes is $426,819.

   Short futures contracts open at December 31, 2000:

                  PAR VALUE UNREALIZED
                             COVERED BY         EXPIRATION         DEPRECIATION
             TYPE             CONTRACTS            MONTH           AT 12/31/00
         --------------      ----------         ----------         ------------

         Treasury Bond         20,900              March              $  447
         Treasury Note         31,600              March               1,129
                                                                      ------
                                                                      $1,576
                                                                      ======


See accompanying Notes to Financial Statements.

SR&F Intermediate Bond Portfolio
----------------------------------------------------------------------------
Statement of Assets and Liabilities
December 31, 2000 (Unaudited)
(All amounts in thousands)


ASSETS
Investments, at market value (cost of $426,819)...................   $   432,111
Receivable for investments sold...................................         6,351
Interest receivable...............................................         8,198
Receivable for variation margin on futures........................            62
Cash..............................................................             7
Other assets......................................................           815
                                                                     -----------
   Total assets...................................................       447,544
                                                                     -----------

LIABILITIES
Payable for investments purchased.................................         5,489
Accrued:
   Management fee.................................................           133
   Transfer agent fee.............................................             1
Other liabilities.................................................         1,353
                                                                     -----------
   Total liabilities..............................................         6,976
                                                                     -----------
   Net assets applicable to investors' beneficial interest........   $   440,568
                                                                     ===========



See accompanying Notes to Financial Statements.

SR&F Intermediate Bond Portfolio
--------------------------------------------------------------------------------
Statement of Operations
For The Six Months Ended December 31, 2000 (Unaudited)
(All amounts in thousands)

INVESTMENT INCOME
Interest income....................................................   $  17,022
EXPENSES
Management fees....................................................         743
Transfer agent fees................................................           3
Bookkeeping fees...................................................          17
Trustees' fees.....................................................           9
Custodian fees.....................................................           4
Audit fees.........................................................           8
Legal fees.........................................................           1
Other..............................................................          11
                                                                      ---------
   Total expenses..................................................         796
                                                                      ---------
   Net investment income...........................................      16,226
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES TRANSACTIONS
Net realized gain on investments...................................       1,126
Net realized loss on futures transactions..........................        (883)
Net change in unrealized appreciation/depreciation on
   investments and futures transactions............................      12,765
                                                                      ---------
   Net gain on investments and futures transactions................      13,008
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............   $  29,234
                                                                      =========


See accompanying Notes to Financial Statements.

SR&F Intermediate Bond Portfolio
-------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
(All amounts in thousands)
                                                                                            (UNAUDITED)
                                                                                            SIX MONTHS         YEAR
                                                                                                 ENDED        ENDED
                                                                                          DECEMBER 31,     JUNE 30,
                                                                                                  2000         2000
                                                                                         -------------    ---------
OPERATIONS
Net investment income ....................................................................   $  16,226    $  31,012
Net realized gain (loss) on investments and futures transactions .........................         243      (11,445)
Net change in unrealized appreciation/depreciation on investments and futures transactions      12,765          472
                                                                                             ---------    ---------
   Net increase in net assets resulting from operations ..................................      29,234       20,039
                                                                                             ---------    ---------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions ............................................................................      58,615      267,691
Withdrawals ..............................................................................     (58,796)    (309,774)
                                                                                             ---------    ---------
   Net decrease from transactions in investors' beneficial interest ......................        (181)     (42,083)
                                                                                             ---------    ---------
   Net increase (decrease) in net assets .................................................      29,053      (22,044)
NET ASSETS
Beginning of period ......................................................................     411,515      433,559
                                                                                             ---------    ---------
End of period ............................................................................   $ 440,568    $ 411,515
                                                                                             =========    =========



See accompanying Notes to Financial Statements.


                                       10

Stein Roe Intermediate Bond Fund
-------------------------------------------------------------------------------
Statement of Assets and Liabilities
December 31, 2000 (Unaudited)
(All amounts in thousands, except per-share amounts)


ASSETS
Investment in Portfolio, at value.................................  $   440,563
Receivable for fund shares sold...................................       11,519
Expense reimbursement due from Advisor............................            2
Other Assets......................................................           91
                                                                    -----------
   Total assets...................................................      452,175
                                                                    -----------

LIABILITIES
Dividends payable.................................................           51
Payable to bank...................................................          384
Accrued:
   Administration fee.............................................           55
   Bookkeeping fee................................................            2
   Transfer agent fee.............................................           29
Other liabilities.................................................           75
                                                                    -----------
   Total liabilities..............................................          596
                                                                    -----------
NET ASSETS........................................................  $   451,579
                                                                    ===========

Class A
   Net asset value and redemption price per share ($1/(a))........  $      8.68
                                                                    -----------
   Maximum offering price per share ($8.68/0.9425)................  $      9.21
                                                                    -----------

Class S
   Net asset value, redemption price and offering price per share
   (451,578/52,051)...............................................  $      8.68
                                                                    -----------

ANALYSIS OF NET ASSETS
Paid-in Capital...................................................  $   467,665
Undistributed net investment income...............................          490
Accumulated net realized loss on investments and futures
   transactions allocated from Portfolio..........................      (19,327)
Net unrealized appreciation on investments and futures
   transactions allocated from Portfolio..........................        2,751
                                                                    -----------
NET ASSETS........................................................  $   451,579
                                                                    ===========

(a)  Amount is less than 1,000.

See accompanying Notes to Financial Statements.

Stein Roe Intermediate Bond Fund
--------------------------------------------------------------------------------
Statement of Operations
For The Six Months Ended December 31, 2000 (Unaudited)
(All amounts in thousands)

INVESTMENT INCOME
Interest income allocated from Portfolio.............................. $  16,981
EXPENSES
Expenses allocated from Portfolio.....................................       800
Transfer agent fees...................................................       302
Administrative fees...................................................       317
Bookkeeping fees......................................................        17
Trustees' fees........................................................         3
Custodian fees........................................................         1
Audit fees............................................................         5
Registration fees.....................................................        16
Reports to shareholders...............................................        17
Other.................................................................        10
                                                                       ---------
   Total expenses.....................................................     1,488
                                                                       ---------
   Net investment income..............................................    15,493
                                                                       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
TRANSACTIONS ALLOCATED FROM PORTFOLIO
Net realized gain on investments and futures transactions.............       263
Net change in unrealized appreciation/depreciation on investments
   and futures transactions...........................................    12,197
                                                                       ---------
   Net gain ..........................................................    12,460
                                                                       ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................. $  27,953
                                                                       =========


See accompanying Notes to Financial Statements.

Stein Roe Intermediate Bond Fund
-------------------------------------------------------------------------------
Statements of Changes in Net Assets
(All amounts in thousands)
                                                                                                          (UNAUDITED)
                                                                                                          SIX MONTHS         YEAR
                                                                                                               ENDED        ENDED
                                                                                                        DECEMBER 31,     JUNE 30,
                                                                                                                2000(a)      2000
                                                                                                       -------------   ----------
OPERATIONS
Net investment income ..................................................................................   $  15,493    $  29,554
Net realized gain (loss) on investments and futures transactions .......................................         263      (11,381)
Net change in unrealized appreciation/depreciation on investments and futures transactions .............      12,197          442
                                                                                                           ---------    ---------
   Net increase in net assets resulting from operations ................................................      27,953       18,615
                                                                                                           ---------    ---------

DISTRIBUTIONS:
From net investment income - Class A ...................................................................          --(b)        --
From net investment income - Class S ...................................................................     (14,894)     (29,305)
                                                                                                           ---------    ---------
   Total distributions .................................................................................     (14,894)     (29,305)
                                                                                                           ---------    ---------


FUND SHARE TRANSACTIONS
Receipts for shares sold - Class A .....................................................................           1           --
Cost of shares repurchased - Class A ...................................................................          --           --
                                                                                                           ---------    ---------
                                                                                                                   1           --
                                                                                                           ---------    ---------

Receipts for shares sold - Class S .....................................................................     129,960      404,674
Value of distributions reinvested - Class S ............................................................      13,920       25,111
Cost of shares repurchased - Class S ...................................................................    (111,577)    (444,002)
                                                                                                           ---------    ---------
                                                                                                              32,303      (14,217)
                                                                                                           ---------    ---------
   Net increase (decrease) from fund share transactions ................................................      32,304      (14,217)
                                                                                                           ---------    ---------
   Net increase (decrease) in net assets ...............................................................      45,363      (24,907)

NET ASSETS
Beginning of period ....................................................................................     406,216      431,123
                                                                                                           ---------    ---------
End of period ..........................................................................................   $ 451,579    $ 406,216
                                                                                                           =========    =========
Undistributed (overdistributed) net investment income ..................................................   $     490    $    (109)
                                                                                                           =========    =========

NUMBER OF FUND SHARES:
Sold - Class A .........................................................................................          --(c)        --
Repurchased - Class A ..................................................................................          --           --
                                                                                                           ---------    ---------
                                                                                                                  --(c)        --
Shares outstanding at beginning of period ..............................................................          --           --
                                                                                                           ---------    ---------
Shares outstanding at end of period ....................................................................          --(c)        --
                                                                                                           =========    =========

Sold - Class S .........................................................................................      15,208       47,825
Issued in reinvestment of distributions - Class S ......................................................       1,631        2,968
Repurchased - Class S ..................................................................................     (13,079)     (52,476)
                                                                                                           ---------    ---------
                                                                                                               3,760       (1,683)
Shares outstanding at beginning of period ..............................................................      48,291       49,974
                                                                                                           ---------    ---------
Shares outstanding at end of period ....................................................................      52,051       48,291
                                                                                                           =========    =========

(a)  Class A shares were initially offered on July 31, 2000.

(b)  Amount is less than $1,000.

(c)  Amount is less than 1,000.

See accompanying Notes to Financial Statements.

Stein Roe Intermediate Bond Fund
Notes to Financial Statements
------------------------------------------------------------------------------

December 31, 2000  (unaudited) (all amounts in thousands)


NOTE 1. ORGANIZATION
Stein Roe Intermediate Bond Fund - Class S and Liberty Intermediate Bond Fund - Class A are the collective series of shares of Stein Roe Intermediate Bond Fund (the "Fund"), which is a series of Liberty-Stein Roe Fund Income Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Intermediate Bond Portfolio (the "Portfolio").
    The Portfolio is a series of SR&F Base Trust; a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 2, 1998. At commencement, the Fund contributed $427,315 in securities and other assets to the Portfolio, in exchange for beneficial ownership of the Portfolio. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 2000, the Fund owned 100.0% of the Portfolio.
    The Fund may issue an unlimited number of shares. Effective July 31, 2000, the Fund began offering Class A shares. The Fund offers two classes of shares:
Class A and Class S. Class S shares are offered continuously at net asset value. Class A has its own sales charge and expense structure, please refer to the Fund's Class A prospectus for more information on Class A shares. The financial highlights for Class S are presented in a separate semi-annual report.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and Portfolio in the preparation of the financial statements.

SECURITY VALUATIONS AND TRANSACTIONS
Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of market valuations provided by a pricing service. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Advisor, based on quotations for comparable securities. Other assets are valued by a method that the Board of Trustees believes represents a fair value.
    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. Neither the Fund or the Portfolio had when-issued or delayed delivery purchase commitments as of December 31, 2000.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class A 12b-1 service fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

FUTURES CONTRACTS
During the six months ended December 31, 2000, the Portfolio entered into U.S. Treasury security futures contracts to either hedge against expected declines in the value of their securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolio seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the securities being hedged.
    Upon entering into a futures contract, the Portfolio deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin payable or receiveable and offset in unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. See the Portfolio's Investment Portfolio for a summary of open futures contracts at December 31, 2000.

FEDERAL INCOME TAXES
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

to its owners based on methods approved by the Internal Revenue Service.
    The Fund intends to utilize provisions of the federal income tax law, which allow it to carry a realized capital loss forward for up to eight years following the year of the loss, and offset such losses against any future realized gains. At June 30, 2000, the Fund had a capital loss carryforward as follows:
                                                      Year of
Fund                                   Amount      Expiration
----                                   ------      ----------
Stein Roe Intermediate
  Bond Fund                            $9,061       2003-2008

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually.
    The amount and character of income and gains to be distributed in accordance with income tax regulations may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.


NOTE 2. PORTFOLIO COMPOSITION
The Portfolio invests primarily in medium-quality debt securities with an expected average life between three and ten years. See the Portfolio's Investment Portfolio for information regarding individual securities as well as industry diversification.


NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
MANAGEMENT & ADMINISTRATIVE FEES
The Fund and the Portfolio pay monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager.
    The management fee for the Portfolio is computed at an annual rate of 0.35% of the Portfolio's average daily net assets. The administrative fee for the Fund is computed at an annual rate of 0.15% of the Fund's average daily net assets.

BOOKKEEPING FEES
The Advisor provides bookkeeping and pricing services to the Fund and Portfolio for a monthly fee equal to $25 annually plus 0.0025% annually of the Fund's and Portfolio's average daily net assets over $50 million.

TRANSFER AGENT FEES
Transfer agent fees are paid to SteinRoe Services, Inc. (SSI) (the Transfer Agent), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. SSI has entered into an agreement with Liberty Funds Services, Inc., also an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, to act as subtransfer agent for the Fund. The Transfer Agent provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses. For more information on the Transfer Agent fee applicable to Class A shares, please refer to the Fund's prospectus.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter.
    The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee on Class A net assets. The fee structure for the 12b-1 plan is defined in the Class A prospectus.

OTHER
Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

Notes to Financial Statements Continued
------------------------------------------------------------------------------


NOTE 4. LINE OF CREDIT
The Trust, the Liberty-Stein Roe Municipals Trust (excluding the Stein Roe High Yield Municipals Fund and Stein Roe Municipal Money Market Fund) and the SR&F Base Trust (collectively, the "Trusts"), participate in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The uncommitted line of credit permits the Trusts to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trusts for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, each fund based on its borrowings at a rate equal to the Federal Funds Rate plus 5% per year. In addition, a commitment fee of 0.10% per annum on each fund's borrowings shall be paid quarterly by each fund based on the relative asset size of each fund. For the six months ended December 31, 2000, the Trusts had no borrowings under the agreement.


NOTE 5. PORTFOLIO INFORMATION
During the six months ended December 31, 2000, purchases and sales of investments, other than short-term obligations, were $354,305 and $342,467.
     Unrealized appreciation (depreciation) at December 31, 2000 for both financial statement and federal income tax purposes were:

    Gross unrealized appreciation          $   11,360
    Gross unrealized depreciation              (6,068)
                                           ----------
      Net unrealized appreciation          $    5,292
                                           ==========

Financial Highlights
------------------------------------------------------------------------------

SR&F Intermediate Bond Portfolio


Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.


                                                                    (UNAUDITED)            YEAR            YEAR          PERIOD
                                                              SIX MONTHS ENDED            ENDED           ENDED           ENDED
                                                                  DECEMBER 31,         JUNE 30,        JUNE 30,        JUNE 30,
SELECTED RATIOS                                                           2000             2000            1999            1998(a)
                                                                --------------        ---------       ---------       ---------
Ratio of net expenses to average net assets...................           0.37%(b)         0.38%           0.36%           0.39%(b)
Ratio of net investment income to average net assets..........           7.64%(b)         7.48%           6.41%           6.77%(b)
Portfolio turnover rate.......................................             84%(c)          356%            253%             86%(c)


(a)  From commencement of operations on February 2, 1998.

(b)  Annualized.

(c)  Not annualized.



-------------------------------------------------------------------------------

Liberty Intermediate Bond Fund - Class A

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                                                 (UNAUDITED)
                                                                      PERIOD
                                                                       ENDED
                                                                DECEMBER 31,
                                                                        2000 (a)
                                                                ------------
NET ASSET VALUE, BEGINNING OF PERIOD...........................     $   8.46
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income.......................................         0.36
   Net realized and unrealized gain on investments
   and futures transactions....................................         0.10
                                                                    --------
     Total from investment operation...........................         0.46
                                                                    --------
DISTRIBUTIONS
   Net investment income.......................................        (0.24)
                                                                    --------
NET ASSET VALUE, END OF PERIOD.................................     $   8.68
                                                                    ========

Ratio of net expenses to average net assets (b)................        1.09%
Ratio of net investment income to average net assets (b).......        8.45%
Total return (c )..............................................        5.49%
Net assets, end of period (000's)..............................     $      1


(a)  From commencement of operations on July 31, 2000.

(b)  Annualized.

(c)  Not annualized.

TRUSTEES & TRANSFER AGENT

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

richard w. lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Inc.; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

Important Information About This Report
The Transfer Agent for Liberty Intermediate Bond Fund, Class A is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Intermediate Bond Fund, Class A. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Intermediate Bond Fund, Class A

                               GIVE ME LIBERTY.(R)

Liberty Funds believes in financial choice
At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kids' education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

Liberty believes in professional advice
Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty Intermediate Bond Fund, Class A  Semiannual Report, December 31, 2000

LIBERTY FUNDS
ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (C)2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com

                                    PRSRT STD
                                  U.S. POSTAGE
                                      PAID
                                  HOLLISTON, MA
                                  PERMIT NO. 20

                                                  713-03/569E-0101 (2/01) 01/395